Subsequent events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent events

33 Subsequent events

In January 2025, the Company decided to reassess and discontinue new investments in Oxygea. The decision is aligned with the Company's strategic direction of prioritizing its assets and investments, both operational and strategic, in order to optimize capital allocation and cash generation. As of December 31, 2024, the balance of the investment in Oxygea was R$134, which will be transferred to Braskem S.A., with no expectations of relevant losses in this process.